Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 01, 2017	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Provisional income tax benefit from Tax Cuts and Jobs Act		$ 8,900,000
Benefit related to reduced foreign statutory tax rate	$ (200,000)	4,600,000	$ 1,900,000
Term of reduced foreign statutory tax rate			3 years
Operating Loss Carryforwards [Line Items]
Uncertain tax positions that would impact the effective tax rate	9,500,000	9,700,000
Liability for uncertain tax positions, Tax Cuts and Jobs Act	3,400,000
Liability for uncertain tax positions	14,200,000	11,000,000.0	$ 3,200,000		$ 18,100,000
Unrecognized tax benefits, expected decrease	800,000
Tax Credit Carryforward [Line Items]
Tax credit carryovers	7,900,000
Reversal of valuation allowances previously recorded	6,400,000		8,500,000
Income tax benefit, effect of rate reduction on deferred tax liabilties		4,600,000
Provisional income tax benefit due to elimination of AMT		6,700,000
Expected refund due to elimination of AMT, during 2019	3,200,000
Expected refund due to elimination of AMT, during 2020 and 2022	3,200,000
Transition tax for accumulated foreign earnings	4,000,000.0	6,500,000
GILTI income recognized, Tax Cuts and Jobs Act	23,400,000
Provisional foreign withholding taxes on undistributed foreign earnings		2,400,000
Deferred tax liabilities, planned repatriations of foreign earnings	7,800,000	8,400,000
Decrease in unrecognized tax benefits			$ 15,700,000
Liability for interest and penalties	300,000	0
Tax credit carryovers that expire
Tax Credit Carryforward [Line Items]
Tax credit carryovers	4,600,000
Tax credit carryovers that have an unlimited life
Tax Credit Carryforward [Line Items]
Tax credit carryovers	3,300,000
Non-U.S. [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, total	151,300,000
Operating loss carryforwards, subject to expiration	23,500,000
Operating loss carryforwards, not subject to expiration	127,800,000
Operating loss carryforwards utilized	2,600,000
Reduction in cash taxes due from operating loss carryforwards	700,000
Deferred Tax Liabilities, Goodwill				$ 21,700,000
Liability for uncertain tax positions	7,100,000	$ 7,500,000
U.S. [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, total	107,300,000
Operating loss carryforwards utilized	14,900,000
Reduction in cash taxes due from operating loss carryforwards	$ 3,100,000